Deferred Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory tax rate	27.00%	26.00%
British Columbia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Federal corporate tax rate	12.00%
Canadian [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Federal corporate tax rate	15.00%